UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-02201

                               Cutwater Select Income Fund

(Exact name of registrant as specified in charter)

113 King Street

                                             Armonk, NY 10504

(Address of principal executive offices) (Zip code)

Clifford D. Corso

113 King Street

                                       Armonk, NY 10504

(Name and address of agent for service)

Registrant’s telephone number, including area code: 914-273-4545

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (unaudited)	December 31, 2013

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE DEBT SECURITIES (84.71%)
AUTOMOTIVE (1.31%)
Ford Holdings LLC, Gty., 9.30%, 03/01/30	Baa3/BBB-	$1,000	$1,358,001
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa3/BBB-	500	645,651
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.875%, 08/02/21	Baa3/BBB-	750	850,282

			2,853,934

CHEMICALS (3.03%)
Braskem Finance, Ltd., Co Gty., 7.00%, 05/07/20, 144A	Baa3/BBB-	500	533,250
Braskem Finance, Ltd., Co Gty., 5.375%, 05/02/22, 144A	Baa3/BBB-	750	699,750
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	645,597
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	443,247
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	Baa1/BBB+	500	510,159
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40, 144A	Baa1/BBB+	1,500	1,570,886
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,183,760

			6,586,649

DIVERSIFIED FINANCIAL SERVICES (14.33%)
Akbank TAS, Sr. Unsec. Notes, 6.50%, 03/09/18, 144A	Baa2/NA	1,000	1,051,200
Ally Financial, Inc., Co. Gty., 7.50%, 09/15/20	B1/BB	315	366,975
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa2/A-	190	217,115
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	500	574,693
BNP Paribas SA, Jr. Sub. Notes, 5.186%, 06/29/15, 144A(b),(c)	Ba2/BBB	1,000	1,021,250
CDP Financial, Inc., Co. Gtd., 4.40%, 11/25/19, 144A	Aaa/AAA	400	440,342
Chase Capital II, Ltd. Gtd., Series B, 0.742%, 02/01/27(b),(d)	Baa2/BBB	70	57,050
Citigroup, Inc., Sr. Unsec. Notes, 8.50%, 05/22/19	Baa2/A-	595	762,545
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa2/A-	125	175,336
CoBank ACB, Sub. Notes, 7.875%, 04/16/18, 144A	NA/A-	500	600,975
Deutsche Bank AG, Sub. Notes, 4.296%, 05/24/28(b),(d)	Baa3/BBB	1,750	1,584,336
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	252,568
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/A-	3,000	3,427,227
General Electric Capital Corp., Jr. Sub. Notes, Series A, 7.125%, 06/15/22(b),(c)	Baa1/AA-	3,500	3,911,250
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA+	1,000	1,285,596
Goodman Funding Pty, Ltd., Co. Gty., 6.375%, 04/15/21, 144A	Baa2/BBB	1,050	1,160,247
HSBC USA Capital Funding LP, Bank Gtd., 10.176%, 06/30/30, 144A(b),(c)	Baa2/BBB+	2,180	3,117,400
HSBC USA Trust II, Bank Gtd., 8.38%, 05/15/27, 144A(d)	NA/BBB+	2,500	2,541,285
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.40%, 07/22/20	A3/A	175	188,118
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.35%, 08/15/21	A3/A	105	110,662
JPMorgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17	A2/A	1,000	1,144,119
Merrill Lynch & Co., Inc., Sr. Unsec. Notes, 6.875%, 04/25/18	Baa2/A-	1,000	1,182,368
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	Baa2/A-	300	343,269
Santander US Debt SA Unipersonal, Bank Gtd., 3.724%, 01/20/15, 144A	Baa2/BBB	100	101,993
UBS AG Stamford CT, Sub. Notes, 7.625%, 08/17/22	NR/BBB-	2,000	2,290,630
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 01/30/14(b),(c)	Baa3/BBB+	3,500	3,202,500

			31,111,049

ENERGY (16.98%)
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26	A3/A-	500	624,445
APT Pipelines, Ltd., Co. Gty., 3.875%, 10/11/22, 144A	Baa2/BBB	2,000	1,840,898
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(d)	Baa1/BBB	3,250	3,560,395
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	A1/A	850	1,104,197
Citgo Petroleum Corp., Sr. Sec. Notes, 11.50%, 07/01/17, 144A(d)	B1/BB-	1,000	1,095,000
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,038,973
DCP Midstream LLC, Jr. Sub. Notes, 5.85%, 05/21/43, 144A(b),(d)	Baa3/BB	1,940	1,804,200
EL Paso Corp., Sr. Sec. Notes, 8.05%, 10/15/30	Ba2/BB	1,000	1,014,100

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE DEBT SECURITIES (Continued)
ENERGY (Continued)
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(d)	Baa2/BBB-	$1,000	$1,105,000
EQT Corp., Sr. Unsec. Notes, 4.875%, 11/15/21	Baa3/BBB	1,455	1,492,117
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	110	139,254
Gibson Energy Inc, Sr. Unsec. Notes, 6.75%, 07/15/21, 144A(d)	Ba3/BB	1,350	1,427,625
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(d)	NA/BBB-	1,000	1,053,133
KazMunayGas National Co., Sr. Unsec. Notes, 11.75%, 01/23/15, 144A	Baa3/BBB-	500	548,750
KazMunayGas National Co., Sr. Unsec. Notes, 6.375%, 04/09/21, 144A	Baa3/BBB-	500	542,500
Linn Energy LLC/Linn Energy Finance Corp., Co. Gty., 7.00%, 11/01/19, 144A(d)	B1/B+	500	505,000
Lukoil International Finance BV, Co. Gty., 6.125%, 11/09/20, 144A	Baa2/BBB	1,000	1,083,500
Motiva Enterprises LLC, Sr. Unsec. Notes, 5.75%, 01/15/20, 144A	A2/BBB+	64	72,679
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A	A2/BBB+	124	152,086
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19	Baa2/BBB	625	768,880
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa1/BBB+	250	302,500
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa1/BBB+	750	833,250
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19, 144A	Baa3/BBB	500	626,250
Pride International, Inc., Co. Gty., 8.50%, 06/15/19	Baa1/BBB+	500	630,525
Pride International, Inc., Co. Gty., 6.875%, 08/15/20	Baa1/BBB+	500	598,688
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22, 144A	Baa2/BBB+	1,250	1,264,177
Samson Investment Co., Co. Gty., 10.50%, 02/15/20, 144A(d)	B3/CCC+	1,000	1,090,000
SEACOR Holdings, Inc., Sr. Unsec. Notes, 7.375%, 10/01/19	Ba3/BB-	1,000	1,082,500
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19	Aa1/AA	1,000	1,096,118
Transocean, Inc., Co. Gty., 7.50%, 04/15/31	Baa3/BBB-	500	571,457
Valero Energy Corp., Co. Gty., 9.375%, 03/15/19	Baa2/BBB	124	159,809
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,206,385
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	750,888
Weatherford International, Ltd. Bermuda, Co. Gty., 6.75%, 09/15/40	Baa2/BBB-	2,000	2,163,110
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24	A2/A	2,539	3,438,098
Williams Cos., Inc., Sr. Unsec. Notes, 8.75%, 03/15/32	Baa3/BBB-	81	94,569

			36,881,056

FOOD AND BEVERAGE (0.59%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A3/A	325	405,814
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A3/A	27	39,489
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19	Baa2/BBB-	125	153,560
Delhaize Group SA, Co. Gty., 5.70%, 10/01/40	Baa3/BBB-	709	672,211

			1,271,074

HEALTHCARE (0.37%)
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21, 144A	Ba2/BB+	750	795,000

INDUSTRIAL (4.60%)
ADT Corp., Sr. Unsec. Notes, 6.25%, 10/15/21, 144A	Ba2/BB-	1,000	1,050,000
Alcoa, Inc., Sr. Unsec. Notes, 6.15%, 08/15/20	Ba1/BBB-	640	689,731
Alcoa, Inc., Sr. Unsec. Notes, 5.95%, 02/01/37	Ba1/BBB-	244	225,463
Altria Group, Inc., Co. Gty., 9.70%, 11/10/18	Baa1/BBB	317	416,662
ArcelorMittal, Sr. Unsec. Notes, 6.75%, 02/25/22	Ba1/BB+	1,200	1,305,000
ArcelorMittal, Sr. Unsec. Notes, 7.50%, 10/15/39	Ba1/BB+	405	397,913
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20	Baa3/BBB-	500	533,228
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19, 144A	Baa2/BBB	1,000	1,130,260
Ingersoll-Rand Global Holding Co., Ltd., Co. Gty., 6.875%, 08/15/18	Baa2/BBB	185	217,725
Meccanica Holdings USA, Inc., Co. Gty., 6.25%, 07/15/19, 144A	Ba1/BB+	129	133,769

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE DEBT SECURITIES (Continued)
INDUSTRIAL (Continued)
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	$500	$596,430
Samarco Mineracao SA, Sr. Unsec. Notes, 5.75%, 10/24/23, 144A	NA/BBB	2,200	2,178,000
Waste Management, Inc., Co. Gty., 7.125%, 12/15/17	Baa3/A-	500	581,622
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa3/BBB	500	534,253

			9,990,056

INSURANCE (8.30%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	1,800	2,222,464
Allstate Corp., Jr. Sub. Notes, 6.50%, 05/15/57(b),(d)	Baa1/BBB	2,200	2,289,100
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/58(b),(d)	Baa2/BBB	2,500	3,025,000
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	108	138,456
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/37, 144A(b),(d)	Baa3/BB	500	515,000
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/58, 144A(b),(d)	Baa3/BB	1,000	1,495,000
Liberty Mutual Group, Inc., Sr. Unsec. Notes,, 7.00%, 03/15/34, 144A	Baa2/BBB-	250	285,563
Lincoln National Corp., Jr. Sub. Notes, 6.05%, 04/20/67(b),(d)	Baa3/BBB	500	496,250
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	500	716,531
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/38, 144A(d)	Baa2/BBB	500	642,500
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/39(d)	Baa2/BBB	1,000	1,475,000
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	301,501
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	125,642
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42(b),(d)	Baa2/BBB+	2,500	2,540,625
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/38(b),(d)	Baa2/BBB+	1,000	1,216,250
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/37(b),(d)	A3/NR	500	528,750

			18,013,632

MEDIA (7.50%)
CBS Corp., Co. Gty., 8.875%, 05/15/19	Baa2/BBB	350	447,485
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,419,670
COX Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,584,602
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	580,522
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	168,848
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,345,556
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/NA	100	111,375
Nara Cable Funding, Ltd., Sr. Sec. Notes, 8.875%, 12/01/18, 144A(d)	B1/B+	1,200	1,290,000
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,578,125
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Baa2/BBB	1,360	1,481,696
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	3,978,243
Viacom, Inc., Co. Gty., 7.875%, 07/30/30	Baa2/BBB	250	311,045

			16,297,167

MINING (3.63%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Baa2/BBB	500	633,550
AngloGold Ashanti Holdings PLC, Co. Gty., 5.375%, 04/15/20	Baa3/BB+	310	289,850
Coeur d’Alene Mines Corp., Co. Gty., 7.875%, 02/01/21(d)	B3/BB-	750	761,250
FMG Resources August 2006 Property Ltd., Co. Gty., 6.875%, 04/01/22, 144A(d)	Ba3/BB-	1,200	1,308,000
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31	Baa2/BBB	250	318,104
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21, 144A	Baa3/BBB-	1,500	1,247,766
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	A3/A-	85	110,978
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(d)	Baa2/BBB	1,000	955,869
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(d)	Baa2/BBB	1,415	1,248,876
Xstrata Canada Financial Corp., Co. Gty., 4.95%, 11/15/21, 144A	Baa2/BBB	1,000	1,012,933

			7,887,176

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE DEBT SECURITIES (Continued)
PAPER (2.04%)
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22(d)	Baa3/BBB-	$1,085	$1,057,053
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba2/BB	2,000	2,187,500
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Baa3/BBB	1,000	1,184,940

			4,429,493

REAL ESTATE INVESTMENT TRUST (REIT) (2.66%)
Biomed Realty LP, Co. Gty., 6.125%, 04/15/20(d)	Baa3/BBB-	350	383,692
Duke Realty LP, Co. Gty., 6.50%, 01/15/18	Baa2/BBB-	500	571,398
Duke Realty LP, Co. Gty., 8.25%, 08/15/19	Baa2/BBB-	500	619,082
Federal Realty Investment Trust, Sr. Unsec. Notes, 6.20%, 01/15/17	A3/A-	290	327,629
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(d)	Baa2/BBB	1,500	1,598,452
Host Hotels & Resorts LP, Co. Gty., 6.00%, 11/01/20(d)	Baa3/BBB-	1,000	1,095,909
WEA Finance, LLC, Co. Gty., 7.125%, 04/15/18, 144A	A2/A-	500	593,664
WEA Finance, LLC, Co. Gty., 6.75%, 09/02/19, 144A	A2/A-	500	594,502

			5,784,328

RETAIL & RESTAURANT (0.08%)
Limited Brands, Inc., Co. Gty., 8.50%, 06/15/19	Ba1/BB+	150	180,000

TECHNOLOGY (0.35%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40	A3/A-	60	65,044
Mantech International Corp., Co. Gty., 7.25%, 04/15/18(d)	Ba2/BB+	100	105,250
NCR Escrow Corp., Sr. Unsec. Notes, 5.875%, 12/15/21, 144A(d)	Ba3/BB	580	590,875

			761,169

TELECOMMUNICATIONS (9.71%)
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Notes, 8.50%, 11/15/18	A3/BBB+	229	289,944
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Baa3/BBB-	1,000	1,185,593
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,821,566
Digicel, Ltd., Sr. Unsec. Notes, 6.00%, 04/15/21, 144A(d)	B1/NA	500	482,500
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Ba2/BB-	500	571,250
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	Ba2/BB-	500	491,250
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa2/BBB+	1,500	1,702,703
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	960,000
MetroPCS Wireless, Inc., Co. Gty., 6.25%, 04/01/21, 144A(d)	Ba3/BB	935	970,062
MetroPCS Wireless, Inc., Co. Gty., 6.625%, 04/01/23, 144A(d)	Ba3/BB	1,325	1,368,062
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(d)	Baa3/BBB-	1,000	1,007,500
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(d)	Baa3/BBB-	1,100	1,056,000
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(d)	Baa3/BBB-	500	484,270
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B1/BB-	1,500	1,413,750
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B1/BB-	1,000	1,072,500
T-Mobile USA, Inc., Co. Gty., 6.125%, 01/15/22(d)	Ba3/BB	60	61,050
T-Mobile USA, Inc., Co. Gty., 6.50%, 01/15/24(d)	Ba3/BB	60	60,750
Telecom Italia Capital SA, Co. Gty., 6.999%, 06/04/18	Ba1/BB+	1,000	1,107,500
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34	Ba1/BB+	1,000	866,250
Telecom Italia Capital SA, Co. Gty., 7.20%, 07/18/36	Ba1/BB+	250	240,625
Trilogy International Partners LLC/Trilogy International Finance, Inc., Sr. Sec. Notes, 10.25%, 08/15/16, 144A(d)	Caa1/CCC	100	100,000
Verizon Communications, Inc., Sr. Unsec. Notes, 8.75%, 11/01/18	Baa1/BBB+	180	230,323
Verizon Communications, Inc., Sr. Unsec. Notes, 7.75%, 12/01/30	Baa1/BBB+	1,646	2,102,344
Windstream Corp, Co. Gty., 7.75%, 10/01/21(d)	B1/B	425	450,500

			21,096,292

TRANSPORTATION (4.75%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 07/15/20, 144A	NA/BB+	2,500	2,525,000

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE DEBT SECURITIES (Continued)
TRANSPORTATION (Continued)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(d)	Baa2/BBB	$250	$274,063
British Airways PLC, Pass Through Certs., 5.625%, 06/20/20, 144A	Ba1/BBB	1,400	1,463,000
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 08/02/18	Ba1/BB	296	314,773
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 11/01/20	Baa2/BBB	813	930,329
Continental Airlines, Pass Through Certs., Series 2000-2, Class A2, 7.707%, 04/02/21	Baa3/BBB-	1,174	1,332,339
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16(e)	WR/NR	342	71,063
ERAC USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	1,775,135
Federal Express Corp., Pass Through Certs, Series 1996, Class B2, 7.84%, 01/30/18(d)	A3/BBB	1,000	1,124,750
United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 08/15/21	NA/BB+	500	506,250

			10,316,702

UTILITIES (4.48%)
Avista Corp., 5.95%, 06/01/18	A3/A-	500	573,048
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21(d)	Ba2/BB	1,000	1,012,500
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,143,821
Electricite de France SA, Sub., 5.25%, 01/29/23, 144A(b),(c)	A3/BBB+	2,000	1,989,000
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+	1,550	2,087,458
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A3/BBB+	500	603,011
NextEra Energy Capital Holding, Inc., Co. Gty., Series D, 7.30%, 09/01/67(b),(d)	Baa2/BBB	500	550,000
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16	Baa1/BBB	500	553,523
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB	1,000	1,115,704
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB	80	95,360

			9,723,425

TOTAL CORPORATE DEBT SECURITIES (Cost of $166,597,020)			183,978,202

ASSET BACKED SECURITIES (2.60%)
ALM Loan Funding, Series 2012-7A, Class A2, 2.542%, 10/19/24, 144A(b)	NR/AA	2,000	1,997,212
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A, 0.435%, 05/25/36, 144A(b)	A3/AAA	42	38,935
Dryden XXIV Senior Loan Fund Notes, Class A, CLO, 1.671%, 11/15/23, 144A(b)	Aaa/AAA	2,500	2,502,175
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(f)	A2/AA-	66	64,305
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(f)	Ca/CCC	155	94,267
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	257	266,757
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41, 144A	Baa2/BBB	650	692,198

TOTAL ASSET BACKED SECURITIES (Cost of $5,661,666)			5,655,849

COMMERCIAL MORTGAGE-BACKED SECURITIES (8.87%)
Banc of America Merrill Lynch Commercial Mortgage, Inc, Series 2006-2, Class AJ, 5.769%, 05/10/45(b)	NA/BBB-	1,000	1,043,049
CGBAM Commerical Mortgage Trust 2013 - BREH, 3.018%, 05/15/30, 144A(b)	Baa3/NA	1,790	1,794,502
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM, 5.351%, 01/15/46(b)	Baa2/A-	2,500	2,684,672

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Developers Diversified Realty Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22, 144A	A1/AA+	$2,000	$2,056,224
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30, 144A	A3/A-	1,400	1,398,006
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.173%, 05/15/23, 144A(b),(d)	NA/A	735	637,493
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.878%, 06/15/38(b)	A2/BB	2,000	2,182,760
Ml-CFC Commercial Mortgage Trust 2006-3, 5.485%, 07/12/46(b)	Ba2/NA	1,000	976,182
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.293%, 10/15/22, 144A (b)	NA/A	2,710	2,368,483
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.36%, 11/12/41	A2/NA	2,000	2,193,798
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.804%, 08/12/45, 144A (b)	Baa2/NA	210	229,390
Spirit Master Funding LLC, Series 2006-1A, Class A, 5.76%, 03/20/24, 144A	Baa2/BB+	1,659	1,698,016

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $19,518,880)			19,262,575

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.75%)
FHLMC Pool # 170128, 11.50%, 06/01/15	Aaa/AA+	—	480
FHLMC Pool # 360019, 10.50%, 12/01/17	Aaa/AA+	1	1,320
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	340	380,564
FHLMC Pool # G00182, 9.00%, 09/01/22	Aaa/AA+	1	644
FNMA Pool # 124012, 12.50%, 10/01/15	Aaa/AA+	1	1,417
FNMA Pool # 303022, 8.00%, 09/01/24	Aaa/AA+	15	16,909
FNMA Pool # 303136, 8.00%, 01/01/25	Aaa/AA+	6	7,309
FNMA Pool # 55192, 10.50%, 09/01/17	Aaa/AA+	4	4,065
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+	3	2,817
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	552	614,580
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	377	415,360
FNMA Pool # 889554, 6.00%, 04/01/38	Aaa/AA+	97	107,530
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	17	17,104
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	16	18,104
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	17	19,774
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	9	10,736

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $1,337,053)			1,618,713

MUNICIPAL BONDS (1.45%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable-
Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	183,950
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	165,098
State of California, Build America Bonds, GO, 7.625%, 03/01/40	A1/A	1,500	1,961,805
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	755	831,202

TOTAL MUNICIPAL BONDS (Cost of $2,664,998)			3,142,055

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Shares	Value
COMMON STOCK (0.02%)
MEDIA (0.02%)
Quad Graphics, Inc.	1,617	$44,031

TOTAL COMMON STOCK (Cost of $74,496)		44,031

PREFERRED STOCK (1.31%)
CoBank ACB, Series F, 6.250%, 144A (g)	20,000	1,916,250
Federal Home Loan Mortgage Corp, Series Z, 0.000% (g),(h)	53,779	482,398
US BANCORP, Series A, 3.500% (g)	615	451,416

TOTAL PREFERRED STOCK (Cost of $3,868,939)		2,850,064

TOTAL INVESTMENTS (99.71%) (Cost $199,723,052) *		216,551,489

OTHER ASSETS AND LIABILITIES (0.29%)		621,511

NET ASSETS (100.00%)		$217,173,000

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2013 and may have changed subsequently.
(b)	Variable rate security. Rate disclosed is as of December 31, 2013.
(c)	Security is perpetual. Date shown is next call date.
(d)	This security is callable.
(e)	Investment was in default as of December 31, 2013
(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2013.
(g)	Non-income producing security.
(h)	Dividend was discontinued as of September 7, 2008.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2013, these securities amounted to $77,080,136 or 35.49% of net assets.

*Aggregate cost for Federal income tax purposes is $199,723,052.

Gross unrealized appreciation	$20,343,826
Gross unrealized depreciation	(3,515,389)

Net unrealized appreciation	$16,828,437

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation Co.

Gty. - Company Guaranty

Debs. - Debentures

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LLC - Limited Liability Company

Ltd. - Limited

NA - Not Available

NR - Not Rated

REIT - Real Estate Investment trust

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

WR - Withdrawn Rating

The accompanying notes are an integral part of this schedule of investments.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2013

(unaudited)

A. Security Valuation – In valuing the Fund’s net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2013, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013.

	Total Market Value at 12/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
CORPORATE DEBT SECURITIES	$183,978,202	$—	$183,978,202	$—
ASSET BACKED SECURITIES	5,655,849	—	5,655,849	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	19,262,575	—	19,262,575	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	1,618,713	—	1,618,713	—
MUNICIPAL BONDS	3,142,055	—	3,142,055	—
COMMON STOCK *	44,031	44,031	—	—
PREFERRED STOCK	2,850,064	2,850,064	—	—
TOTAL INVESTMENTS	$216,551,489	$2,894,095	$213,657,394	$—
* See Schedule of Investments for industry breakout.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2013 (concluded)

(unaudited)

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2013, there were no transfers between Level 1 and 2 for the Fund.

Level 3 investments are categorized with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. Rights are valued at zero and are the only Level 3 investments as of December 31, 2013.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cutwater Select Income Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date February 28, 2014

By (Signature and Title)*	/s/ Joseph L. Sevely
Joseph L. Sevely, Treasurer
(principal financial officer)

Date February 28, 2014

* Print the name and title of each signing officer under his or her signature.